Long-Term Investments (Details)	6 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2015	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 CNY (¥)	Mar. 31, 2009 USD ($)	Mar. 31, 2009 CNY (¥)
Long Term Investments [Line Items]
Cash consideration description			In 2015, as the result of a capital reduction, the Company’s ownership was reduced by 3.5% to 19% for a cash consideration of RMB 52,000,000 ($7,571,786 in USD).
Cash consideration	$ 7,571,786	¥ 52,000,000
Huashang Micro Finance Co. [Member]
Long Term Investments [Line Items]
Investment acquire percentage								19.00%	19.00%
Huashang Micro Finance Co. [Member] | Minimum [Member]
Long Term Investments [Line Items]
Investment acquire percentage	3.50%	3.50%
Huashang Micro Finance Co. [Member] | Maximum [Member]
Long Term Investments [Line Items]
Investment acquire percentage	19.00%	19.00%
Wenzhou Longlian Development Co., Ltd. (“Longlian”) [Member]
Long Term Investments [Line Items]
Investment acquire percentage						8.3334%	8.3334%
Longwan Rural Commercial Bank. (“LRCB”) [Member]
Long Term Investments [Line Items]
Investment acquire percentage				2.10%	2.10%
Huashang Micro Finance Co. [Member]
Long Term Investments [Line Items]
Investment amount								$ 5,533,229	¥ 38,000,000
Wenzhou Longlian Development Co., Ltd. (“Longlian”) [Member]
Long Term Investments [Line Items]
Investment amount						$ 1,213,437	¥ 8,333,400
Longwan Rural Commercial Bank. (“LRCB”) [Member]
Long Term Investments [Line Items]
Investment amount				$ 6,549,886	¥ 44,982,000